Segment and revenue analysis (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 51,450,247	$ 19,004,301	$ 109,060,066
Product sale - Bitcoin Mining Machines and Related Accessories [Member]
Revenue
Total revenue	39,756,156	7,951,296	89,919,400
Product Sale - Telecommunication [Member]
Revenue
Total revenue	8,566,866	1,725,982	3,336,413
Service - Management and Maintenance [Member]
Revenue
Total revenue	$ 3,127,225	$ 9,327,023	$ 15,804,253